Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Retail Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Retail Class
Trading Symbol	WAGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.wagonsfund.com/ir
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$68	1.25%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
Net Assets	$ 103,495,491
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 220,349
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$103,495,491
Number of Holdings	18
Net Advisory Fee	$220,349
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Materials	24.7%
Industrials	19.5%
Consumer Discretionary	18.7%
Financials	16.9%
Energy	10.4%
Real Estate	4.6%
Consumer Staples	3.9%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	16.9%
Warrior Met Coal, Inc.	14.4%
TAV Havalimanlari Holding AS	13.4%
Alpha Metallurgical Resources, Inc.	5.9%
Transocean Ltd.	4.7%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.6%
Valaris Ltd.	4.6%
Mongolian Mining Corp.	4.4%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.1%
PulteGroup, Inc.	4.0%
[1]
Updated Prospectus Web Address	www.wagonsfund.com/ir
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Institutional Class
Trading Symbol	WGNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.wagonsfund.com/ir
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Net Assets	$ 103,495,491
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 220,349
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$103,495,491
Number of Holdings	18
Net Advisory Fee	$220,349
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Materials	24.7%
Industrials	19.5%
Consumer Discretionary	18.7%
Financials	16.9%
Energy	10.4%
Real Estate	4.6%
Consumer Staples	3.9%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	16.9%
Warrior Met Coal, Inc.	14.4%
TAV Havalimanlari Holding AS	13.4%
Alpha Metallurgical Resources, Inc.	5.9%
Transocean Ltd.	4.7%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.6%
Valaris Ltd.	4.6%
Mongolian Mining Corp.	4.4%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.1%
PulteGroup, Inc.	4.0%
[2]
Updated Prospectus Web Address	www.wagonsfund.com/ir

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.